Deferred Income Taxes	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred Income Taxes
17	DEFERRED INCOME TAXES

The deferred tax assets and liabilities presented on the consolidated statements of financial position are net amounts corresponding to their reporting jurisdiction. The deferred tax assets and liabilities presented in the note disclosure are grouped based on asset and liability classification without consideration of their corresponding reporting jurisdiction.

The amounts in the consolidated statements of financial position reconcile to the amounts disclosed in this note as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets	$9,599	$7,606
Deferred tax liabilities	(11,519)	(12,431)

	$(1,920)	$(4,825)

Deferred tax assets:	Tax losses/ other credits	LT Debt/ Interest	Inventory	Intangibles	Other	Total
At January 1, 2017	$7,413	$3,190	$518	$399	$437	$11,957
Charged to statement of income (loss)	(2,289)	(968)	(144)	(399)	(551)	(4,351)

At December 31, 2017	$5,124	$2,222	$374	$—	$(114)	$7,606

Credited (charged) to statement of (loss) income	1,053	524	133	—	283	1,993

At December 31, 2018	$6,177	$2,746	$507	$—	$169	$9,599

Deferred tax liabilities:	Accelerated tax depreciation	Biological asset	Revaluation Surplus	Joint Venture Shares	Total
At January 1, 2017	$(15,205)	$(674)	$(1,065)	$—	$(16,944)
Credited (charged) to statement of income (loss)	6,179	214	—	(2,151)	4,242
Charged to statements of other comprehensive (loss) income	—	—	271	—	271

At December 31, 2017	$(9,026)	$(460)	$(794)	$(2,151)	$(12,431)
Credited to statement of (loss) income	567	175	—	170	912

At December 31, 2018	$(8,459)	$(285)	$(794)	$(1,981)	$(11,519)

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	December 31, 2018		December 31, 2017
	Canada	U.S.	Canada	U.S.
Deferred tax assets:
Expected to be recovered in more than 12 months	$1,155	$7,465	$747	$5,753
Expected to be recovered within 12 months	312	667	388	718
Deferred tax liabilities:
Expected to be settled in more than 12 months	(4,181)	(6,251)	(4,606)	(6,569)
Expected to be settled within 12 months	(41)	(1,046)	(40)	(1,216)

Deferred tax liabilities, net of assets	$(2,755)	$835	$(3,511)	$(1,314)

Non-capital and farm losses expire as follows:

	Canada	U.S.	Total
2021	$—	$8,402	$8,402
2022	—	5,043	5,043
2023	—	5,117	5,117
2024	—	4,015	4,015
2025	—	8,757	8,757
2027	25	—	25
2028	4	—	4
2029	25	64	89
2030	7	—	7
2031	4	988	992
2032	4	14,895	14,899
2033	4	—	4
2034	4	11,665	11,669
2035	108	7,445	7,553
2036	98	3,583	3,681
2037	98	5,570	5,668
2038	4	9,325	9,329

	$385	$84,869	$85,254

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future profits is probable.